Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associate and joint ventures
Non-current assets	$ 76,065	$ 73,890	$ 79,119
Current assets	25,054	22,593	26,244
Total liabilities	(61,953)	(59,425)	(66,076)
Current liabilities	(30,542)	(26,293)	(22,594)
Net assets	39,166	37,058	39,287
Amount attributable to AstraZeneca	85	91	65
Goodwill	52
Exchange adjustments	10	(15)	4
Carrying value of investments in associates and joint ventures	147	76	69	$ 39
All entity's associates and joint ventures
Disclosure of associate and joint ventures
Non-current assets	424	290	215
Current assets	362	300	506
Total liabilities	(287)	(72)	(99)
Net assets	$ 499	$ 518	$ 622